Note 12 - Goodwill	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Goodwill Disclosure [Text Block]
12.	Goodwill

			Asia	Investment
	Americas	EMEA	Pacific	Management	Consolidated
Balance, December 31, 2020	$337,727	$275,546	$95,419	$380,292	$1,088,984
Goodwill acquired during the year	22,491	-	-	-	22,491
Other items	2	-	-	-	2
Foreign exchange	(275)	(15,782)	(3,401)	(971)	(20,429)
Balance, December 31, 2021	359,945	259,764	92,018	379,321	1,091,048
Goodwill acquired during the year	35,221	135,061	30,829	735,011	936,122
Goodwill disposed during the year	-	(7,052)	-	-	(7,052)
Other items	-	2,410	-	(2,410)	-
Foreign exchange	(71)	(21,118)	(8,486)	(1,904)	(31,579)
Balance, December 31, 2022	395,095	369,065	114,361	1,110,018	1,988,539
Goodwill	421,366	372,377	114,361	1,110,018	2,018,122
Accumulated impairment loss	(26,271)	(3,312)	-	-	(29,583)
	$395,095	$369,065	$114,361	$1,110,018	$1,988,539

A test for goodwill impairment is required to be completed annually, in the Company’s case as of August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired. No goodwill impairments were recorded in 2022 or 2021. The accumulated impairment loss reflects a goodwill impairment incurred in 2009.